CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net loss	$ (46,896)	$ (51,334)	$ (56,566)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation	4,538	4,999	2,662
Amortization	747	636	153
Share based compensation expenses	28,048	18,750	13,937
Tax benefit related to exercise of share options	731	609	728
Interest and exchange rate on short-term and long-term deposits	(669)	(805)	955
Deferred taxes, net	(317)	(111)	81
Increase in trade receivables	(1,818)	(5,411)	(383)
Increase in prepaid expenses and other current and long-term assets	(6,284)	(2,597)	(6,491)
Increase in trade payables	8,290	7,483	618
Increase in employees and payroll accruals	2,956	1,565	7,767
Increase in short term and long term deferred revenues	51,966	38,169	29,706
Increase (decrease) in accrued expenses and other current liabilities	(719)	8,923	6,016
Other, net			14
Net cash provided by (used in) operating activities	40,573	20,876	(803)
Cash flows from investing activities:
Proceeds from short-term and restricted deposits	49,392	60,162	1,989
Investment in short-term and restricted deposits	(53,270)	(82,038)	(51,581)
Purchase of property and equipment	(4,415)	(6,342)	(5,619)
Payments for businesses acquired (Schedule A)			(4,295)
Acquisition of intangible assets	(100)	(450)	(1,202)
Net cash used in investing activities	(8,393)	(28,668)	(60,708)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares in IPO, net			(130)
Proceeds from exercise of options and ESPP shares	21,658	6,818	942
Net cash provided by financing activities	21,658	6,818	812
Effect of exchange rate change on cash and cash equivalents			(359)
Increase (decrease) in cash and cash equivalents	53,838	(974)	(61,058)
Cash and cash equivalents at the beginning of the period	39,226	40,200	101,258
Cash and cash equivalents at the end of the period	93,064	39,226	40,200
Supplemental disclosure of cash flow activities:
Non-cash purchase of property and equipment	482	518	157
Cash paid during the year for taxes	2,644	2,226	1,426
Estimated fair value of assets acquired and liabilities assumed at the date of the acquisition was as follows:
Goodwill and other intangible assets			5,161
Deferred tax liability			(866)
Payments for business acquired			$ 4,295